INTERIM CONDENSED STATEMENT OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Reserve	Net loss for the period
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2024		47,426,851
Equity at beginning of period at Dec. 31, 2024	€ (65,704)	€ 1,423	€ 312,743	€ 712	€ (228)	€ (312,221)	€ (68,132)
Changes in equity
Net loss for the period	(5,383)						(5,383)
Currency translation adjustments	(26)			(26)
Actuarial gains and losses (IAS 19) & Cash Flow Hedge	0
Total comprehensive loss	(5,409)			(26)			(5,383)
Allocation of prior period loss	0					(68,132)	68,132
Capital increase	0	€ 24				(24)
Subscription of warrants / Grant of free shares	0
Share based payment	2,161					2,161
Number of shares outstanding at end of period (in shares) at Jun. 30, 2025		48,236,671
Equity at end of period at Jun. 30, 2025	(68,952)	€ 1,447	312,743	686	(228)	(378,217)	(5,383)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2024		47,426,851
Equity at beginning of period at Dec. 31, 2024	(65,704)	€ 1,423	312,743	712	(228)	(312,221)	(68,132)
Changes in equity
Net loss for the period	24,000
Number of shares outstanding at end of period (in shares) at Dec. 31, 2025		48,410,068
Equity at end of period at Dec. 31, 2025	(84,483)	€ 1,452	314,399	693	(228)	(376,838)	(23,961)
Changes in equity
Capital increase (in shares)		809,820
Net loss for the period	(34,288)						(34,288)
Currency translation adjustments	20			20
Actuarial gains and losses (IAS 19) & Cash Flow Hedge	2			2
Total comprehensive loss	(34,266)			22			(34,288)
Allocation of prior period loss	0					(23,961)	23,961
Capital increase	70,955	€ 72	70,883
Subscription of warrants / Grant of free shares	11,635		11,585			49
Share based payment	2,777					2,777
Number of shares outstanding at end of period (in shares) at Jun. 30, 2026		50,825,682
Equity at end of period at Jun. 30, 2026	€ (33,382)	€ 1,525	€ 396,867	€ 715	€ (228)	€ (397,973)	€ (34,288)
Changes in equity
Capital increase (in shares)		2,415,614